UNITED STATES
SECURITIES AND EXCHANGE COMMISION
Washington	 D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended Sep 30 2001

Check here if Amendment[    ]; Amendment Number:
This Amendment (Check Only one.): [   ] is a restatement.
                                  [   ] adds new holding entries.

Institutional Investment Manger Filing this Report:

Name:      SUMITOMO LIFE INSURANCE CO.
Address:   SUMISEI KOWA TOYO-CHO BLDG, 2F
           2-3-25,TOYO,KOTO-KU,
           Tokyo Japan 135-0016

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Akihiko Owashi
Title:    Assistant General Manager
Phone:    81-03-5617-2132
Signature	 Place	 and Date of Signing:

      Akihiko Owashi     Tokyo	 Japan  Dec 3 2001

Report Type (Check only one.):

[ x ]    13F HOLDINGS REPORT.

[   ]    13F NOTICE.

[   ]    13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

REPORT SUMMARY

Number of Other Included Managers:   NONE

Form 13F Information Table Entry Total:    71


Form 13F Information Table Value Total:    $807,915,046
Sumitomo Life Insurance CO
FORM 13 (F)
 Sumitomo Life Insurance CO EQU1ITY
3-Dec-2001
                                               Discretion MngrsAuth
Security	  Class	   Cusip      Value   Quantity   Voting
ABBOTT LABORAT	  Common 002824100  7,191,141  144,360	Sole N/A Sole
ALCOA         	  Common 013817101  8,689,324  283,353	Sole N/A Sole
ALLSTATE CORP 	  Common 020002101 10,366,997  247,055	Sole N/A Sole
AMERICAN ELECT	  Common 025537101  7,974,506  164,890	Sole N/A Sole
AMERICAN HOME 	  Common 026609107  7,177,907  122,660	Sole N/A Sole
AMERICAN INTL 	  Common 026874107 24,634,500  367,351	Sole N/A Sole
AMGEN INC     	  Common 031162100  3,664,619	97,300	Sole N/A Sole
ANHEUSER BUSCH	  Common 035229103  6,854,434  169,241	Sole N/A Sole
AOL TIME WARNE	  Common 00184A105 30,431,529  638,649	Sole N/A Sole
APPLIED MATERI	  Common 038222105  5,882,890  122,130	Sole N/A Sole
BANK OF AMERIC	  Common 060505104  7,834,136  151,360	Sole N/A Sole
BRISTOL MYERS 	  Common 110122108 10,014,519  182,624	Sole N/A Sole
CARDINAL HEALT	  Common 14149Y108  8,478,286  117,680	Sole N/A Sole
CATERPILLAR IN	  Common 149123101  8,210,216  157,210	Sole N/A Sole
CISCO SYSTEMS 	  Common 17275R102 15,928,427  703,181	Sole N/A Sole
CITIGROUP INC 	  Common 172967101 31,241,052  786,232	Sole N/A Sole
COCA COLA CO  	  Common 191216100 10,733,381  229,920	Sole N/A Sole
COMPUTER ASSOC	  Common 204912109  8,568,074  230,430	Sole N/A Sole
DELL COMPUTER 	  Common 247025109 12,982,989  483,600	Sole N/A Sole
DISNEY WALT CO	  Common 254687106 11,746,194  398,250	Sole N/A Sole
DOW CHEMICAL C	  Common 260543103  8,625,202  262,394	Sole N/A Sole
DUKE ENERGY   	  Common 264399106  8,731,215  229,930	Sole N/A Sole
EL PASO CORPOR	  Common 28336L109  6,917,290   97,840	Sole N/A Sole
ELECTRONIC DAT	  Common 285661104  6,918,619  121,460	Sole N/A Sole
EXXON MOBIL CO	  Common 30231G102 36,994,696  957,240	Sole N/A Sole
FANNIE MAE    	  Common 313586109 18,904,976  239,106	Sole N/A Sole
FEDEX CORPORAT	  Common 31428X106  7,400,614  172,139	Sole N/A Sole
GENERAL DYNAMI	  Common 369550108  9,986,893  133,990	Sole N/A Sole
GENERAL ELECTR	  Common 369604103 36,442,943  936,850	Sole N/A Sole
GENERAL MILLS 	  Common 370334104  2,830,184   63,300	Sole N/A Sole
GENERAL MOTORS	  Common 370442105  5,620,671   88,325	Sole N/A Sole
HCA INC       	  Common 404119109  7,590,598  173,230	Sole N/A Sole
HOUSEHOLD INTL	  Common 441815107 16,345,842  253,095	Sole N/A Sole
INTEL CORP    	  Common 458140100  4,655,350  164,512	Sole N/A Sole
INTERNATIONAL 	  Common 460146103  4,874,223  145,700	Sole N/A Sole
INTL BUSINESS 	  Common 459200101 16,155,501  200,621	Sole N/A Sole
JOHNSON & JOHN	  Common 478160104 14,844,076  289,980	Sole N/A Sole
KIMBERLY-CLARK	  Common 494368103  3,591,196   59,470	Sole N/A Sole
KRAFT FOODS	  Common 50075N104    775,000   25,000	Sole N/A Sole
LILLY (ELI) & 	  Common 532457108  8,487,293  105,172	Sole N/A Sole
LOWES COMPANIE	  Common 548661107  8,968,935  334,810	Sole N/A Sole
LSI LOGIC CORP	  Common 502161102 11,428,809  459,378	Sole N/A Sole
MARSH & MCLENN	  Common 571748102  8,803,845	84,460	Sole N/A Sole
MCGRAW-HILL CO	  Common 580645109  5,182,089	85,309	Sole N/A Sole
MERCK & CO INC	  Common 589331107 16,781,817  214,255	Sole N/A Sole
MICROSOFT CORP	  Common 594918104 32,053,184  579,085	Sole N/A Sole
MOTOROLA INC  	  Common 620076109  8,637,649  514,810	Sole N/A Sole
ORACLE CORPORA	  Common 68389X105  8,755,286  535,274	Sole N/A Sole
PFIZER        	  Common 717081103 23,488,261  589,458	Sole N/A Sole
PHARMACIA CORP	  Common 71713U102  7,148,774  123,081	Sole N/A Sole
PHILIP MORRIS 	  Common 718154107  9,315,213  233,009	Sole N/A Sole
PROCTER & GAMB	  Common 742718109 17,154,095  266,201	Sole N/A Sole
QUALCOMM INC  	  Common 747525103  4,884,883   62,983	Sole N/A Sole
RADIOSHACK COR	  Common 750438103  7,646,762  208,285	Sole N/A Sole
SANMINA CORP  	  Common 800907107  6,069,543  165,866	Sole N/A Sole
SARA LEE      	  Common 803111103  6,306,385  326,510	Sole N/A Sole
SBC COMMUNICAT	  Common 78387G103 21,140,206  489,158	Sole N/A Sole
SCHLUMBERGER L	  Common 806857108  8,562,351  136,231	Sole N/A Sole
SOUTHERN CO   	  Common 842587107  6,847,872  302,160	Sole N/A Sole
SPRINT CORP(PC	  Common 852061506  7,809,339  312,260	Sole N/A Sole
SUN MICROSYSTE	  Common 866810104  2,844,042  209,702	Sole N/A Sole
TARGET CORP   	  Common 87612E106  8,766,797  271,473	Sole N/A Sole
TEXAS INSTRUME	  Common 882508104  5,710,858  158,688	Sole N/A Sole
TJX COMPANIES 	  Common 872540109  3,631,874  119,110	Sole N/A Sole
TRICON GLOBAL 	  Common 895953107 10,362,531  240,110	Sole N/A Sole
UNITEDHEALTH G	  Common 91324P102  7,896,331  131,795	Sole N/A Sole
VERIZON COMMUN	  Common 92343V104 24,339,329  452,548	Sole N/A Sole
VIACOM INC-CL 	  Common 925524308  8,381,771  167,754	Sole N/A Sole
WAL-MART STORE	  Common 931142103 11,101,470  312,176	Sole N/A Sole
WASTE MANAGEME	  Common 94106L109 11,114,557  388,670	Sole N/A Sole
WELLS FARGO CO	  Common 949746101 21,482,685  455,912	Sole N/A Sole